Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset
The following table provides information on the Company's write-down and gain on sale of vessels for the years presented in these consolidated financial statements:

			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2022 $	2021 $	2020 $
LNG (note 19a)	LNG Carriers	N/A	(52,004)	—	—
NGL (note 19b)	Multi-gas Carriers	Jun-2022	(2,393)	—	(51,000)
Write-down and gain on sale of vessels			(54,397)	—	(51,000)